Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments And Contingencies Tables
Commitments and Contingencies
	Payments Due by Fiscal Year
		Remainder of
	Total	2013	2014	2015	2016	2017	Thereafter
Operating lease commitments	$20,720	$13,815	$6,905	$-	$-	$-	$-
Noncancelable service agreements	$175,000	$175,000	$-	$-	$-	$-	$-
	$195,720	$188,815	$6,905	$-	$-	$-	$-
Future minimum payments under non-cancelable service contracts are as follows for the years ended December 31:
2013	143,420
2014	6,905
2015	-
2016	-
2017	-
Thereafter	-
Total	$150,325